Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 26,131,521		$ 33,763,086
Less: Reserve for obsolete and slow-moving inventories	(1,946,211)		(3,385,647)
Total	$ 24,185,310	$ 1,175	$ 30,377,439